Share-based payments - Narrative (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Jul. 05, 2018 shares	Mar. 31, 2019 CAD ($) shares $ / shares	Mar. 31, 2018 CAD ($) shares $ / shares	Mar. 31, 2017 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration term of options		10 years
Average exercise price per share of stock options exercised (CAD per share) | $ / shares		$ 66.08	$ 33.16
Options granted (shares)		236,256	352,893
Contributed surplus and compensation expense for the vesting of stock options | $		$ 3.8	$ 2.0	$ 3.3
Cash compensation | $				$ 2.6
Omnibus Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years	4 years
Options granted (shares)	10,650
Tranche one | Legacy Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rate (as a percent)		40.00%
Tranche one | Omnibus Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rate (as a percent)		25.00%
Trance two | Legacy Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rate (as a percent)		20.00%
Tranche three | Legacy Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rate (as a percent)		20.00%
Tranche four | Legacy Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rate (as a percent)		20.00%
Subordinate Voting Shares | Omnibus Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares reserved for issuance under equity incentive plans (shares)		6,668,247